CASH TRUST SERIES II
Municipal Cash Series II
Treasury Cash Series II
Supplement to Prospectuses, dated July 31, 1998.

At the June 28, 1999 shareholder meeting, shareholders approved the following changes:

1.       Elected seven Directors.

2. Ratified the selection of the Trust's independent auditors.

The meeting was adjourned to August 11, 1999, 2:00 p.m., (Eastern time), at 2800 Corporate Drive, Pittsburgh, PA 15237-7000 with respect to the following proposals:

3. To make the following changes to the Trust's fundamental limitations:

          (a) To amend Municipal Cash Series II's fundamental investment limitation on diversification of its investments;

         (b) To amend the Funds' investment limitation regarding borrowing money and issuing senior securities to the maximum extent permitted under the 1940 Act;

         (c) To amend Municipal Cash Series II's fundamental investment limitation regarding investment in real estate;

         (d) To amend Municipal Cash Series II's fundamental investment limitation regarding investments in commodities;

         (e) To amend Municipal Cash Series II's fundamental investment limitation regarding underwriting securities;

          (f) To amend the Funds' fundamental investment limitation regarding lending;

         (g) To amend Municipal Cash Series II's fundamental investment policy regarding concentration of the Fund's investments in securities of companies in the same industry;

         (h) To amend and make non-fundamental the Funds' fundamental investment limitation regarding buying securities on margin;

         (i) To amend and make non-fundamental the Funds' fundamental investment limitation regarding pledging assets;

         (j) To remove the Funds' fundamental investment limitation on investing in restricted securities;

         (k) To remove the Funds' fundamental investment policy on selling securities short.


                                                                   June 28, 1999


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         Federated Investors
         Federated Securities, Distributors
         Federated Investors, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         www.federatedinvestors.com
         Cusip 147552103
         Cusip 147552301
         G02299-03